OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities
Schedule of other liabilities

	R$ thousands
	On December 31, 2024	On December 31, 2023
Financial liabilities	101,086,011	82,619,532
Credit card transactions (1)	35,852,340	30,582,224
Foreign exchange transactions (2)	41,677,829	28,301,211
Loan assignment obligations	3,846,323	4,201,705
Capitalization bonds	9,707,588	9,200,285
Securities trading	6,852,160	6,714,714
Lease liabilities (Note 23b)	3,149,771	3,619,393

Other liabilities	55,381,892	47,924,619
Third party funds in transit (3)	9,417,841	7,794,465
Provision for payments	13,036,420	11,703,242
Sundry creditors	6,591,177	5,740,511
Social and statutory	8,628,253	6,696,788
Other taxes payable	1,827,943	2,144,388
Liabilities for acquisition of assets and rights	929,055	449,814
Taxes and contributions to be paid	853,978	939,724
Obligations for quotas of investment funds	2,868,334	4,120,052
Other (4)	11,228,891	8,335,635
Total	156,467,903	130,544,151
(1)	Refers to amounts payable to merchants;
(2)	Primarily refers to Bradesco’s sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations;
(3)	Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas; and
(4)	Includes credits for resources to be released and obligations for payment resources.

Schedule of lease liabilities

R$ thousands
Closing balance on December 31, 2022	4,596,412
Remeasurement and new contracts	84,772
Payments	(1,665,781)
Appropriation of financial charges	592,154
Foreign exchange variation	11,836
Balance on December 31, 2023	3,619,393
Remeasurement and new contracts	401,603
Payments	(1,403,269)
Appropriation of financial charges	489,714
Foreign exchange variation	42,330
Balance on December 31, 2024	3,149,771